Income Taxes - Summary of Movement in Gross Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Deferred income tax assets after set off	$ 196	$ 83
Deferred income tax liabilities after set off	(82)	(32)
Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	155	137	$ 136
Changes through profit and loss	49	16	8
Reclassified as Held for Sale	(5)
Translation difference	2	2	(7)
Carrying value, ending balance	201	155	137
Deferred income tax liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	(104)	(95)	(76)
Changes through profit and loss	3	(8)	2
Changes through OCI	2	(1)	(1)
Reclassified as Held for Sale	13
Additions through Business Combinations			(20)
Translation difference	(1)
Carrying value, ending balance	(87)	(104)	(95)
Property, plant and equipment [member] | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	21	27	38
Changes through profit and loss	12	(6)	(9)
Translation difference			(2)
Carrying value, ending balance	33	21	27
Software related | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	6	8	8
Changes through profit and loss	(6)	(2)
Carrying value, ending balance		6	8
Accrued compensation to employees | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	9	10	8
Changes through profit and loss	(8)		3
Translation difference	1	(1)	(1)
Carrying value, ending balance	2	9	10
Trade Receivables | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	21	13	17
Changes through profit and loss	1	8	(4)
Carrying value, ending balance	22	21	13
Compensated absences | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	58	59	48
Changes through profit and loss		(3)	14
Translation difference	(2)	2	(3)
Carrying value, ending balance	56	58	59
Post sales client support | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	15	12	12
Changes through profit and loss		3
Carrying value, ending balance	15	15	12
Derivative financial instruments | Deferred income tax assets
Income Taxes [Line Items]
Changes through profit and loss	2
Carrying value, ending balance	2
Derivative financial instruments | Deferred income tax liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	(11)
Changes through profit and loss	11	(11)
Carrying value, ending balance		(11)
Intangible assets other than goodwill [member] | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	3	1
Changes through profit and loss	(3)	2	1
Translation difference	1
Carrying value, ending balance	1	3	1
Intangible assets other than goodwill [member] | Deferred income tax liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	(32)	(38)	(25)
Changes through profit and loss	13	6	7
Reclassified as Held for Sale	13
Additions through Business Combinations			(20)
Carrying value, ending balance	(6)	(32)	(38)
Credits related to branch profits | Deferred income tax assets
Income Taxes [Line Items]
Changes through profit and loss	53
Translation difference	(1)
Carrying value, ending balance	52
Others | Deferred income tax assets
Income Taxes [Line Items]
Carrying value, beginning balance	22	7	5
Changes through profit and loss	(2)	14	3
Reclassified as Held for Sale	(5)
Translation difference	3	1	(1)
Carrying value, ending balance	18	22	7
Others | Deferred income tax liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	(11)	(6)
Changes through profit and loss	4	(3)	(5)
Changes through OCI	2	(1)	(1)
Translation difference	1	(1)
Carrying value, ending balance	(4)	(11)	(6)
Branch profit tax | Deferred income tax liabilities
Income Taxes [Line Items]
Carrying value, beginning balance	(50)	(51)	(51)
Changes through profit and loss	(25)
Translation difference	(2)	1
Carrying value, ending balance	$ (77)	$ (50)	$ (51)